UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM I	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets
	Automobiles – 4.5%
1,630,000	Ford Motor Co.	$24,107,700

	Banks – 9.8%
620,000	Citigroup, Inc.	32,128,400
1,050,000	Itau Unibanco Holding S.A., Preference ADR	14,574,000
100,000	JPMorgan Chase & Co.	6,024,000

		52,726,400

	Biotechnology – 12.6%
80,000	Biogen Idec, Inc.(b)	26,464,800
390,000	Gilead Sciences, Inc.(b)	41,515,500

		67,980,300

	Capital Markets – 17.9%
250,000	Ameriprise Financial, Inc.	30,845,000
850,000	Charles Schwab Corp. (The)	24,981,500
1,170,000	Morgan Stanley	40,446,900

		96,273,400

	Health Care Providers & Services – 15.0%
390,000	HCA Holdings, Inc.(b)	27,502,800
450,000	Tenet Healthcare Corp.(b)	26,725,500
255,000	Universal Health Services, Inc., Class B	26,647,500

		80,875,800

	Hotels, Restaurants & Leisure – 5.7%
440,000	Marriott International, Inc., Class A	30,756,000

	Household Durables – 16.7%
1,470,000	DR Horton, Inc.	30,164,400
810,000	Lennar Corp., Class A	31,452,300
920,000	Toll Brothers, Inc.(b)	28,667,200

		90,283,900

	Insurance – 5.5%
335,000	Prudential Financial, Inc.	29,459,900

	Media – 5.9%
360,000	Walt Disney Co. (The)	32,050,800

	Textiles, Apparel & Luxury Goods – 5.0%
305,000	NIKE, Inc., Class B	27,206,000

	Total Common Stocks (Identified Cost $486,258,745)	531,720,200

Principal Amount	Description	Value (†)
Short-Term Investments – 1.6%
$8,915,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $8,915,000 on 10/01/2014 collateralized by $6,790,000 U.S. Treasury Bond, 5.000% due 5/15/2037 valued at $9,098,600 including accrued interest(c) (Identified Cost $8,915,000)	$8,915,000

	Total Investments – 100.2% (Identified Cost $495,173,745)(a)	540,635,200
	Other assets less liabilities – (0.2)%	(1,255,413)

	Net Assets – 100.0%	$539,379,787

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $495,173,745 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$58,590,223
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,128,768)

Net unrealized appreciation	$45,461,455

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$531,720,200	$—	$—	$531,720,200
Short-Term Investments	—	8,915,000	—	8,915,000

Total	$531,720,200	$8,915,000	$—	$540,635,200

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2014 (Unaudited)

Capital Markets	17.9%
Household Durables	16.7
Health Care Providers & Services	15.0
Biotechnology	12.6
Banks	9.8
Media	5.9
Hotels, Restaurants & Leisure	5.7
Insurance	5.5
Textiles, Apparel & Luxury Goods	5.0
Automobiles	4.5
Short-Term Investments	1.6

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks – 50.5% of Net Assets
	Aerospace & Defense – 2.1%
4,757	General Dynamics Corp.	$604,567
3,966	Honeywell International, Inc.	369,314
7,388	Lockheed Martin Corp.	1,350,379
4,323	Northrop Grumman Corp.	569,598

		2,893,858

	Automobiles – 0.2%
7,408	General Motors Co.	236,611

	Banks – 0.9%
6,015	Bank of Hawaii Corp.	341,712
5,030	BB&T Corp.	187,166
7,427	F.N.B. Corp.	89,050
5,670	First Niagara Financial Group, Inc.	47,231
5,576	FirstMerit Corp.	98,137
6,565	Trustmark Corp.	151,225
7,801	United Bankshares, Inc.	241,285
8,527	Valley National Bancorp	82,627

		1,238,433

	Beverages – 0.2%
5,317	Coca-Cola Co. (The)	226,823

	Biotechnology – 0.1%
13,931	PDL BioPharma, Inc.	104,065

	Capital Markets – 0.2%
7,424	Federated Investors, Inc., Class B	217,969

	Chemicals – 0.2%
5,564	Olin Corp.	140,491
4,622	RPM International, Inc.	211,595

		352,086

	Commercial Services & Supplies – 0.8%
3,929	Deluxe Corp.	216,723
6,418	Pitney Bowes, Inc.	160,386
10,417	R.R. Donnelley & Sons Co.	171,464
5,902	Republic Services, Inc.	230,296
6,356	Waste Management, Inc.	302,101

		1,080,970

	Containers & Packaging – 0.5%
4,591	Avery Dennison Corp.	204,988
5,449	MeadWestvaco Corp.	223,082
5,840	Sonoco Products Co.	229,454

		657,524

	Distributors – 0.3%
5,018	Genuine Parts Co.	440,129

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 0.7%
10,196	AT&T, Inc.	$359,307
13,400	CenturyLink, Inc.	547,926

		907,233

	Electric Utilities – 3.7%
8,323	American Electric Power Co., Inc.	434,544
6,183	Cleco Corp.	297,711
5,740	Edison International	320,981
10,394	Entergy Corp.	803,768
8,391	Exelon Corp.	286,049
13,045	FirstEnergy Corp.	437,921
6,485	IDACORP, Inc.	347,661
6,104	NextEra Energy, Inc.	573,043
6,901	Northeast Utilities	305,714
4,721	OGE Energy Corp.	175,196
8,229	Pinnacle West Capital Corp.	449,633
9,555	PPL Corp.	313,786
7,694	Xcel Energy, Inc.	233,898

		4,979,905

	Electrical Equipment – 0.4%
4,553	Eaton Corp. PLC	288,524
4,981	Emerson Electric Co.	311,711

		600,235

	Energy Equipment & Services – 0.5%
9,869	Ensco PLC, Class A	407,689
10,192	Noble Corp. PLC	226,466

		634,155

	Food & Staples Retailing – 0.2%
5,990	Sysco Corp.	227,320

	Food Products – 0.4%
5,820	Campbell Soup Co.	248,688
5,724	General Mills, Inc.	288,776

		537,464

	Gas Utilities – 0.7%
7,927	AGL Resources, Inc.	406,972
7,339	New Jersey Resources Corp.	370,693
6,198	Questar Corp.	138,153

		915,818

	Hotels, Restaurants & Leisure – 1.4%
8,143	Darden Restaurants, Inc.	419,039
20,400	Extended Stay America, Inc.	484,296
16,100	Hilton Worldwide Holdings, Inc.(b)	396,543
6,542	McDonald’s Corp.	620,247

		1,920,125

	Household Durables – 0.7%
7,182	Garmin Ltd.	373,392
7,862	Leggett & Platt, Inc.	274,541

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
5,013	Tupperware Brands Corp.	$346,098

		994,031

	Household Products – 0.9%
5,719	Clorox Co. (The)	549,253
5,917	Kimberly-Clark Corp.	636,491

		1,185,744

	Industrial Conglomerates – 0.1%
5,403	General Electric Co.	138,425

	Insurance – 0.8%
5,799	Arthur J. Gallagher & Co.	263,042
6,228	Cincinnati Financial Corp.	293,027
9,817	Mercury General Corp.	479,168
8,431	Old Republic International Corp.	120,395

		1,155,632

	Leisure Products – 0.1%
6,010	Mattel, Inc.	184,206

	Media – 0.3%
5,831	Cinemark Holdings, Inc.	198,487
6,298	Meredith Corp.	269,555

		468,042

	Metals & Mining – 0.1%
4,717	Cliffs Natural Resources, Inc.	48,963
4,658	Commercial Metals Co.	79,512

		128,475

	Multi-Utilities – 4.0%
7,092	Alliant Energy Corp.	392,968
8,644	Avista Corp.	263,901
5,880	Black Hills Corp.	281,534
6,896	CenterPoint Energy, Inc.	168,745
7,483	CMS Energy Corp.	221,946
6,777	Dominion Resources, Inc.	468,223
7,563	DTE Energy Co.	575,393
9,799	Integrys Energy Group, Inc.	635,171
6,149	NiSource, Inc.	251,986
8,612	PG&E Corp.	387,885
8,689	Public Service Enterprise Group, Inc.	323,578
8,354	SCANA Corp.	414,442
5,528	Sempra Energy	582,541
9,868	TECO Energy, Inc.	171,506
7,253	Wisconsin Energy Corp.	311,879

		5,451,698

	Oil, Gas & Consumable Fuels – 1.6%
6,241	Chevron Corp.	744,676
7,608	ConocoPhillips	582,164
13,277	HollyFrontier Corp.	579,940

Shares	Description	Value (†)
Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
4,966	ONEOK, Inc.	$325,521

		2,232,301

	Paper & Forest Products – 0.2%
6,997	Domtar Corp.	245,805

	Pharmaceuticals – 1.0%
5,266	Bristol-Myers Squibb Co.	269,514
7,471	Eli Lilly & Co.	484,494
6,694	Merck & Co., Inc.	396,820
5,908	Pfizer, Inc.	174,700

		1,325,528

	Real Estate – 0.1%
11,800	American Homes 4 Rent, Class A	199,302

	Real Estate Management & Development – 0.7%
9,400	Alexander & Baldwin, Inc.	338,118
29,100	Forest City Enterprises, Inc., Class A(b)	569,196

		907,314

	REITs - Apartments – 4.0%
12,600	American Campus Communities, Inc.	459,270
13,000	AvalonBay Communities, Inc.	1,832,610
10,600	Camden Property Trust	726,418
38,600	Equity Residential	2,376,988

		5,395,286

	REITs - Diversified – 2.1%
14,100	American Assets Trust, Inc.	464,877
4,600	Armada Hoffler Properties, Inc.	41,768
21,800	DuPont Fabros Technology, Inc.	589,472
8,700	EPR Properties	440,916
16,200	Liberty Property Trust	538,812
7,900	Vornado Realty Trust	789,684

		2,865,529

	REITs - Health Care – 2.8%
34,900	HCP, Inc.	1,385,879
20,300	Health Care REIT, Inc.	1,266,111
18,000	Ventas, Inc.	1,115,100

		3,767,090

	REITs - Hotels – 1.2%
7,400	Chatham Lodging Trust	170,792
45,900	Host Hotels & Resorts, Inc.	979,047
19,300	RLJ Lodging Trust	549,471

		1,699,310

	REITs - Manufactured Homes – 0.4%
12,600	Equity Lifestyle Properties, Inc.	533,736

	REITs - Office Property – 3.9%
29,100	BioMed Realty Trust, Inc.	587,820
15,400	Boston Properties, Inc.	1,782,704

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – continued
14,800	Douglas Emmett, Inc.	$379,916
22,800	Empire State Realty Trust, Inc., Class A	342,456
54,100	Gramercy Property Trust, Inc.	311,616
20,500	Kilroy Realty Corp.	1,218,520
39,300	Piedmont Office Realty Trust, Inc., Class A	693,252

		5,316,284

	REITs - Regional Malls – 3.9%
11,700	Macerich Co. (The)	746,811
23,800	Simon Property Group, Inc.	3,913,196
9,600	Taubman Centers, Inc.	700,800

		5,360,807

	REITs - Shopping Centers – 2.3%
15,500	Acadia Realty Trust	427,490
38,200	DDR Corp.	639,086
8,400	Federal Realty Investment Trust	995,064
16,700	Ramco-Gershenson Properties Trust	271,375
8,700	Regency Centers Corp.	468,321
22,300	Retail Opportunity Investments Corp.	327,810

		3,129,146

	REITs - Single Tenant – 0.3%
11,000	National Retail Properties, Inc.	380,270

	REITs - Storage – 2.0%
17,200	CubeSmart	309,256
15,600	Extra Space Storage, Inc.	804,492
10,000	Public Storage	1,658,400

		2,772,148

	REITs - Warehouse/Industrials – 1.5%
44,500	ProLogis, Inc.	1,677,650
25,200	Rexford Industrial Realty, Inc.	348,768

		2,026,418

	Semiconductors & Semiconductor Equipment – 0.2%
6,988	Intel Corp.	243,322

	Specialty Retail – 0.1%
5,706	Staples, Inc.	69,043

	Technology Hardware, Storage & Peripherals – 0.3%
6,610	Seagate Technology PLC	378,555

	Thrifts & Mortgage Finance – 0.2%
11,826	New York Community Bancorp, Inc.	187,678
8,410	People’s United Financial, Inc.	121,693

		309,371

	Tobacco – 1.2%
9,710	Altria Group, Inc.	446,077
8,368	Lorillard, Inc.	501,327
8,417	Philip Morris International, Inc.	701,978

		1,649,382

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – 0.0%
176	United Rentals, Inc.(b)	$19,554

	Total Common Stocks (Identified Cost $60,865,395)	68,702,477

Principal Amount (‡)
Bonds and Notes – 46.2%
Non-Convertible Bonds – 43.5%
	ABS Car Loan – 1.2%
$125,000	CarNow Auto Receivables Trust, Series 2014-1A, Class C, 2.810%, 11/15/2018, 144A	124,991
100,000	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.770%, 8/17/2020, 144A	99,866
35,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A	34,811
65,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	64,700
90,000	Flagship Credit Auto Trust, Series 2013-2, Class C, 4.420%, 12/16/2019, 144A	93,023
54,033	Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.350%, 12/15/2016	54,232
160,000	Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.570%, 10/15/2017	160,142
310,000	Honda Auto Receivables Owner Trust, Series 2013-2, Class A3, 0.530%, 2/16/2017	310,157
36,950	Nissan Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.940%, 9/15/2017	37,194
44,575	Nissan Auto Receivables Owner Trust, Series 2013-A, Class A3, 0.500%, 5/15/2017	44,599
325,000	Nissan Auto Receivables Owner Trust, Series 2013-C, Class A3, 0.670%, 8/15/2018	324,231
95,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class D, 3.100%, 11/16/2020	94,961
30,000	SNAAC Auto Receivables Trust, Series 2014-1A, Class D, 2.880%, 1/15/2020, 144A	30,050
94,000	World Omni Auto Receivables Trust, Series 2013-A, Class A3, 0.640%, 4/16/2018	94,100

		1,567,057

	ABS Credit Card – 0.6%
300,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.394%, 5/15/2020(c)	299,301
100,000	Chase Issuance Trust, Series 2012-A5, Class A5, 0.590%, 8/15/2017	100,102
100,000	Chase Issuance Trust, Series 2012-A8, Class A8, 0.540%, 10/16/2017	99,989
298,000	Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2, 0.435%, 5/26/2020(c)	297,574

		796,966

	ABS Home Equity – 2.0%
52,679	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	55,316
56,224	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033	57,851

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$93,220	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	$95,641
134,394	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.523%, 11/20/2034(c)	126,959
25,353	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	25,956
71,428	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	73,275
45,357	Banc of America Mortgage Securities, Inc., Series 2004-8, Class 1A19, 5.500%, 10/25/2034	45,655
94,228	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.679%, 2/25/2034(c)	94,264
32,185	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.705%, 2/25/2035(c)	31,717
3,924	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.656%, 1/25/2035(c)	3,887
12,183	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.415%, 7/25/2034(c)	11,966
61,431	Chase Mortgage Finance Trust, Series 2007-A1, Class 3A1, 2.567%, 2/25/2037(c)	60,914
103,920	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033	105,941
171,001	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	171,232
45,351	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	47,972
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	24,540
56,382	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-57, Class A11, 5.500%, 1/25/2034	58,838
24,091	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.395%, 9/20/2034(c)	23,837
38,165	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.425%, 4/25/2035(c)	33,166
11,381	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028	11,517
12,298	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	12,693
69,544	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.959%, 7/19/2035(c)	65,239
65,022	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.814%, 12/25/2034(c)	62,690
91,406	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.731%, 12/25/2034(c)	91,250
190,932	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.682%, 9/25/2035(c)	192,840
112,891	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.587%, 5/19/2034(c)	112,834
10,866	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.795%, 7/25/2045(c)	10,224
42,525	JPMorgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.607%, 7/25/2035(c)	42,545
47,643	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.315%, 1/25/2047(c)	36,283

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$46,516	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	$48,220
46,148	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	48,677
68,971	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	70,121
50,599	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.633%, 5/25/2036(c)	46,038
67,973	Residential Accredit Loans, Inc., Series 2003-QS17, Class CB5, 5.500%, 9/25/2033	70,933
39,046	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.630%, 9/25/2034(c)	38,882
119,068	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	125,302
24,907	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-21XS, Class 1A5, 5.000%, 12/25/2034	25,322
33,317	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.406%, 3/25/2034(c)	33,441
107,606	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.396%, 1/25/2035(c)	108,486
77,797	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	82,026
21,708	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.875%, 4/25/2047(c)	19,590
51,355	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.619%, 12/25/2033(c)	51,766
35,786	Wells Fargo Mortgage Backed Securities Trust, Series 2003-N, Class 1A2, 2.482%, 12/25/2033(c)	35,833
80,902	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.637%, 2/25/2034(c)	81,821
46,607	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	48,014
39,800	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.614%, 6/25/2035(c)	40,210

		2,761,724

	ABS Other – 0.7%
120,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	119,998
100,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A	100,000
205,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/2027, 144A	204,938
280,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	286,740
170,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	169,673
100,000	Springleaf Funding Trust, Series 2014-AA, Class B, 3.450%, 12/15/2022, 144A	99,790

		981,139

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – 0.4%
$200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	$189,000
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	313,500

		502,500

	Airlines – 1.7%
48,808	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	49,357
200,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	207,326
60,000	American Airlines Pass Through Trust, Series 21014-1, Class B, 4.375%, 4/01/2024	61,319
175,238	British Airways Pass Through Trust, Series 2013-1, Class B, 5.625%, 12/20/2021, 144A	185,929
19,022	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	20,068
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	84,800
35,766	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	41,173
12,641	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	14,032
692,247	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024(d)	747,627
195,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	197,336
255,000	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.750%, 3/03/2028	256,178
120,523	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	134,986
106,562	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	119,349
143,107	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	149,547

		2,269,027

	Automotive – 0.2%
150,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	153,375
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	42,200
25,000	Lear Corp., 5.375%, 3/15/2024	25,125

		220,700

	Banking – 3.7%
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	79,840
600,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	234,092
200,000	Bank of America Corp., MTN, 4.200%, 8/26/2024	198,271
500,000	Bank of Montreal, 1.950%, 1/30/2018	509,899

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$500,000	Bank of Nova Scotia, 1.950%, 1/30/2017	$509,812
355,000	Citigroup, Inc., 5.500%, 9/13/2025	386,598
105,000	Citigroup, Inc., 5.875%, 2/22/2033	117,796
25,000	Citigroup, Inc., 6.000%, 10/31/2033	27,987
20,000	Citigroup, Inc., 6.125%, 8/25/2036	22,931
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.625%, 12/01/2023	259,003
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	111,000
200,000	ING Bank NV, 5.800%, 9/25/2023, 144A	220,303
520,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	506,655
400,000	JPMorgan Chase & Co., 3.875%, 9/10/2024	392,137
200,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	228,929
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	115,033
65,000	Morgan Stanley, 5.000%, 11/24/2025	67,978
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	169,090
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	92,403
720,000	Morgan Stanley, MTN, 4.100%, 5/22/2023(d)	718,011
40,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	48,653

		5,016,421

	Brokerage – 0.5%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	148,806
45,000	Jefferies Group LLC, 6.250%, 1/15/2036	47,367
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	22,408
295,000	Jefferies Group LLC, 6.500%, 1/20/2043	325,967
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	110,703

		655,251

	Building Materials – 0.4%
25,000	HD Supply, Inc., 7.500%, 7/15/2020	25,937
170,000	Masco Corp., 5.850%, 3/15/2017	184,501

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$40,000	Masco Corp., 6.500%, 8/15/2032	$40,000
20,000	Masco Corp., 7.750%, 8/01/2029	22,916
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	188,000
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	110,612

		571,966

	Cable Satellite – 0.2%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	9,600
105,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	103,613
95,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	106,939
40,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	47,065

		267,217

	Chemicals – 0.1%
200,000	Hercules, Inc., 6.500%, 6/30/2029	178,000
25,000	Methanex Corp., 5.250%, 3/01/2022	27,478

		205,478

	Consumer Products – 0.1%
160,000	Avon Products, Inc., 5.000%, 3/15/2023	156,677

	Diversified Manufacturing – 0.2%
200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	206,500

	Electric – 0.8%
500,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	516,325
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	61,464
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	45,764
100,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	110,269
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	341,656

		1,075,478

	Finance Companies – 2.4%
170,000	Air Lease Corp., 4.250%, 9/15/2024	167,237
165,000	Aviation Capital Group Corp., 4.625%, 1/31/2018, 144A	171,998

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$110,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	$124,850
25,000	CIT Group, Inc., 5.000%, 8/15/2022	25,063
85,000	CIT Group, Inc., 5.000%, 8/01/2023	84,363
400,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(e)	463,000
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	85,200
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	85,720
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	41,344
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	128,100
115,000	iStar Financial, Inc., 4.000%, 11/01/2017	111,550
95,000	iStar Financial, Inc., 5.000%, 7/01/2019	91,437
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	144,900
160,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	158,400
70,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	74,025
30,000	Navient LLC, 4.875%, 6/17/2019	30,000
412,000	Navient LLC, 5.500%, 1/25/2023	396,035
5,000	Navient LLC, MTN, 5.500%, 1/15/2019	5,100
180,000	Navient LLC, MTN, 7.250%, 1/25/2022	195,300
65,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	64,513
80,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	90,000
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	313,600
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	123,750
115,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	122,187

		3,297,672

	Financial Other – 0.2%
200,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	185,500
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	103,425
50,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	50,000

		338,925

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.4%
$280,000	BRF S.A., 3.950%, 5/22/2023, 144A	$263,466
240,000	Tyson Foods, Inc., 3.950%, 8/15/2024	240,420

		503,886

	Government Owned - No Guarantee – 1.0%
59,000	Ecopetrol S.A., 5.875%, 9/18/2023	65,121
85,000	Ecopetrol S.A., 5.875%, 5/28/2045	86,063
600,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(d)	568,500
315,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	330,003
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	257,901

		1,307,588

	Healthcare – 1.2%
25,000	HCA, Inc., 7.050%, 12/01/2027	25,125
75,000	HCA, Inc., 7.500%, 12/15/2023	81,750
520,000	HCA, Inc., 7.500%, 11/06/2033	546,000
310,000	HCA, Inc., 7.690%, 6/15/2025	341,000
20,000	HCA, Inc., 8.360%, 4/15/2024	23,000
140,000	HCA, Inc., MTN, 7.580%, 9/15/2025	152,600
50,000	HCA, Inc., MTN, 7.750%, 7/15/2036	54,250
255,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	251,812
55,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	54,863
100,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	99,875

		1,630,275

	Home Construction – 0.8%
40,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	39,800
105,000	KB Home, 7.250%, 6/15/2018	112,350
150,000	KB Home, 7.500%, 9/15/2022	160,500
145,000	Lennar Corp., 4.750%, 11/15/2022	140,288
80,000	Pulte Group, Inc., 6.000%, 2/15/2035	76,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$515,000	Pulte Group, Inc., 6.375%, 5/15/2033	$513,712

		1,042,650

	Independent Energy – 0.7%
85,000	Continental Resources, Inc., 4.500%, 4/15/2023	88,048
240,000	Newfield Exploration Co., 5.625%, 7/01/2024	256,800
400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(f)	13,200
200,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(f)	8,000
142,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	182,366
5,000	QEP Resources, Inc., 5.375%, 10/01/2022	4,900
50,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	48,562
45,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	44,944
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	107,727
125,000	Talisman Energy, Inc., 3.750%, 2/01/2021	126,346
100,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	105,750

		986,643

	Integrated Energy – 0.1%
10,000	California Resources Corp., 5.000%, 1/15/2020, 144A	10,150
110,000	California Resources Corp., 5.500%, 9/15/2021, 144A	111,650
15,000	California Resources Corp., 6.000%, 11/15/2024, 144A	15,413

		137,213

	Leisure – 0.0%
35,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	39,900

	Life Insurance – 0.1%
85,000	American International Group, Inc., 4.875%, 6/01/2022	93,494
21,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	28,297

		121,791

	Lodging – 0.0%
55,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021, 144A	56,650

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$1,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	$1,092

		57,742

	Metals & Mining – 1.5%
255,000	Alcoa, Inc., 5.900%, 2/01/2027	267,101
40,000	Alcoa, Inc., 6.750%, 1/15/2028	45,387
160,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	172,492
245,000	ArcelorMittal, 6.000%, 3/01/2021	257,556
135,000	ArcelorMittal, 6.750%, 2/25/2022	144,956
225,000	ArcelorMittal, 7.250%, 3/01/2041	225,563
100,000	ArcelorMittal, 7.500%, 10/15/2039	103,000
75,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	75,956
225,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	226,778
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	208,000
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	186,240
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	154,304

		2,067,333

	Midstream – 0.5%
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	75,053
140,000	EnLink Midstream Partners LP, 4.400%, 4/01/2024	145,309
100,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	107,270
80,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	77,400
85,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	88,400
60,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	62,400
100,000	Sunoco Logistics Partners Operations LP, 4.250%, 4/01/2024	101,319

		657,151

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
265,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	287,845
100,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.730%, 11/10/2046, 144A(c)	107,849
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(c)	414,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$260,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.991%, 8/10/2045(c)	$269,570
100,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A	101,952
25,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	26,146
100,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.773%, 4/12/2049(c)	107,374
100,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.991%, 8/12/2045, 144A(c)	108,502
100,000	Motel 6 Trust, Series 2012-MTL6, Class D, 3.781%, 10/05/2025, 144A	100,083
130,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	139,882
60,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.647%, 2/15/2044, 144A(c)	63,404

		1,727,390

	Paper – 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	262,363
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	6,174
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	39,765

		308,302

	Pharmaceuticals – 0.5%
620,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A(d)	637,050
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,563
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,550

		663,163

	Property & Casualty Insurance – 0.1%
170,000	Old Republic International Corp., 4.875%, 10/01/2024	170,226

	REITs - Health Care – 0.2%
245,000	HCP, Inc., 3.875%, 8/15/2024	240,012

	Retailers – 1.6%
125,000	Advance Auto Parts, Inc., 4.500%, 12/01/2023	130,524
150,000	Best Buy Co., Inc., 5.000%, 8/01/2018	154,500
250,519	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	264,157
206,906	CVS Pass Through Trust, 7.507%, 1/10/2032, 144A	263,211

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Retailers – continued
$214,501		CVS Pass Through Trust, Series 2014, 4.163%, 8/10/2036, 144A	$215,063
400,000		Dillard’s, Inc., 6.625%, 1/15/2018	437,000
205,000		Dillard’s, Inc., 7.000%, 12/01/2028	212,175
100,000		Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	120,466
225,000		Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	284,315
45,000		Toys R Us, Inc., 7.375%, 10/15/2018	31,050

			2,112,461

		Sovereigns – 0.1%
155,000		Republic of Portugal, 5.125%, 10/15/2024, 144A	160,583

		Supermarkets – 0.2%
35,000		Delhaize Group S.A., 5.700%, 10/01/2040	37,147
320,000		New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	260,800

			297,947

		Supranational – 0.6%
136,000,000		International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	229,791
26,380,000		International Finance Corp., 7.800%, 6/03/2019, (INR)	454,903
435,000		International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	178,851

			863,545

		Technology – 1.1%
470,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	442,975
390,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	367,575
110,000		Arrow Electronics, Inc., 3.000%, 3/01/2018	112,743
195,000		Flextronics International Ltd., 5.000%, 2/15/2023	194,512
415,000		Jabil Circuit, Inc., 4.700%, 9/15/2022	417,594

			1,535,399

		Treasuries – 13.5%
15,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	110,933
60,000	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	465,821
31,500	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	256,935

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
60,000	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	$527,731
10,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	238,705
700,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	258,809
365,000		U.S. Treasury Bond, 3.125%, 8/15/2044	359,183
2,694,129		U.S. Treasury Inflation Indexed Bond, 0.125%, 7/15/2024(g)	2,586,574
848,501		U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(g)	907,564
2,163,915		U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029(g)(h)	2,641,160
739,382		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2016(g)	747,931
6,543,044		U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2019(g)	6,558,891
1,310,000		U.S. Treasury Note, 0.375%, 5/31/2016	1,308,669
1,000,000		U.S. Treasury Note, 0.875%, 4/15/2017	1,000,000
400,000		U.S. Treasury Note, 0.875%, 7/15/2017	398,625

			18,367,531

		Wireless – 0.7%
4,000,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	289,934
190,000		Crown Castle International Corp., 4.875%, 4/15/2022	184,775
480,000		Sprint Corp., 7.875%, 9/15/2023, 144A	508,800

			983,509

		Wirelines – 1.7%
10,000		CenturyLink, Inc., 5.625%, 4/01/2020	10,315
80,000		CenturyLink, Inc., 7.650%, 3/15/2042	78,800
240,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	237,000
75,000		Embarq Corp., 7.995%, 6/01/2036	81,068
35,000		Level 3 Financing, Inc., 6.125%, 1/15/2021, 144A	36,050
75,000		Level 3 Financing, Inc., 7.000%, 6/01/2020	79,031
70,000		Level 3 Financing, Inc., 8.125%, 7/01/2019	74,550
85,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	92,012
400,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	148,839

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	$16,688
246,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	240,772
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	399,990
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	42,800
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	50,625
75,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	82,437
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	83,524
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	95,005
100,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	181,413
205,000	Verizon Communications, Inc., 5.150%, 9/15/2023	227,011

		2,257,930

	Total Non-Convertible Bonds (Identified Cost $58,140,223)	59,130,868

Convertible Bonds – 2.6%
	Automotive – 0.1%
65,000	Ford Motor Co., 4.250%, 11/15/2016	111,394

	Construction Machinery – 0.2%
190,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	234,056
20,000	Trinity Industries, Inc., 3.875%, 6/01/2036	38,825

		272,881

	Energy – 0.1%
135,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	132,131
125,000	Peabody Energy Corp., 4.750%, 12/15/2066	85,625

		217,756

	Home Construction – 0.5%
85,000	Lennar Corp., 2.750%, 12/15/2020, 144A	150,450
150,000	Lennar Corp., 3.250%, 11/15/2021, 144A	257,250
220,000	Standard Pacific Corp., 1.250%, 8/01/2032	247,775

		655,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 0.6%
$83,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$87,876
92,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	100,740
90,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021, 144A	90,450
75,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	350,203
70,000	Mylan, Inc., 3.750%, 9/15/2015	239,138

		868,407

	Property & Casualty Insurance – 0.1%
100,000	Old Republic International Corp., 3.750%, 3/15/2018	117,062

	REITs - Mortgage – 0.1%
70,000	iStar Financial, Inc., 3.000%, 11/15/2016	88,288

	Retailers – 0.3%
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	56,756
246,000	Priceline Group, Inc. (The), 0.350%, 6/15/2020	273,829
30,000	Priceline Group, Inc. (The), 1.000%, 3/15/2018	40,369

		370,954

	Technology – 0.6%
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	215,525
105,000	Intel Corp., 2.950%, 12/15/2035	133,612
45,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032	160,369
70,000	Novellus Systems, Inc., 2.625%, 5/15/2041	152,556
35,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	38,850
80,000	Xilinx, Inc., 2.625%, 6/15/2017	118,450

		819,362

	Transportation Services – 0.0%
30,000	Macquarie Infrastructure Co. LLC, 2.875%, 7/15/2019	33,263

	Total Convertible Bonds (Identified Cost $2,924,739)	3,554,842

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.1%
	Michigan – 0.1%
$45,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034 (Identified Cost $45,000)	$38,621

	Total Bonds and Notes (Identified Cost $61,109,962)	62,724,331

Shares
Preferred Stocks – 1.4%
Convertible Preferred Stocks – 0.7%
	Banking – 0.1%
19	Bank of America Corp., Series L, 7.250%	21,783
70	Wells Fargo & Co., Series L, Class A, 7.500%	84,176

		105,959

	Electric – 0.0%
1,117	NextEra Energy, Inc., 5.889%	66,920

	Food & Beverage – 0.1%
2,620	Tyson Foods, Inc., 4.750%	131,786

	REITs - Diversified – 0.3%
2,794	Crown Castle International Corp., Series A, 4.500%	293,873
1,400	Weyerhaeuser Co., Series A, 6.375%	75,642

		369,515

	REITs - Mortgage – 0.1%
1,780	iStar Financial, Inc., Series J, 4.500%	105,910

	Utility Other – 0.1%
1,532	Dominion Resources, Inc., 6.375%	76,447
1,013	Dominion Resources, Inc., Series A, 6.125%	56,789
1,325	Dominion Resources, Inc., Series B, 6.000%	74,531

		207,767

	Total Convertible Preferred Stocks (Identified Cost $929,317)	987,857

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.7%
4,375	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	117,819
288	Ally Financial, Inc., Series G, 7.000%, 144A	288,270

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	Banking – continued
4,125	Countrywide Capital IV, 6.750%	$105,146
20,424	SunTrust Banks, Inc., Series E, 5.875%	470,773

	Total Non-Convertible Preferred Stocks (Identified Cost $879,854)	982,008

	Total Preferred Stocks (Identified Cost $1,809,171)	1,969,865

Principal Amount (‡)
Senior Loans – 0.1%
	Supermarkets – 0.1%
$79,000	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(c)	77,568

	Transportation Services – 0.0%
24,938	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(c)	24,761

	Total Senior Loans (Identified Cost $103,297)	102,329

Notional Amount
Purchased Swaptions – 0.2%
	Interest Rate Swaptions – 0.2%
35,000,000	1-year Interest Rate Swap Put, expiring 11/19/2014, Pay 3-month LIBOR, Receive 0.400% (i)(j)	2,835
9,000,000	10-year Interest Rate Swap Call, expiring 5/20/2016, Pay 3.388%, Receive 3-month LIBOR (i)(k)	258,624

	Total Purchased Swaptions (Identified Cost $383,100)	261,459

Principal Amount (‡)
Short-Term Investments – 1.5%
1,727,458	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $1,727,458 on 10/01/2014 collateralized by $1,180,000 U.S. Treasury Note, 3.625% due 2/15/2020 valued at $1,293,575; $475,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $476,781 including accrued interest(l)	1,727,458
115,000	U.S. Treasury Bills, 0.015%, 12/11/2014(m)	114,997
130,000	U.S. Treasury Bills, 0.037%, 2/05/2015(m)(n)	129,990
35,000	U.S. Treasury Bills, 0.055%, 1/02/2015(m)	34,998

	Total Short-Term Investments (Identified Cost $2,007,433)	2,007,443

	Description	Value (†)
	Total Investments – 99.9% (Identified Cost $126,278,358)(a)	$135,767,904
	Other assets less liabilities – 0.1%	109,787

	Net Assets – 100.0%	$135,877,691

Notional Amount
Written Swaptions – (0.1%)
	Interest Rate Swaptions – (0.1)%
$9,000,000	10-year Interest Rate Swap Call, expiring 5/20/2016, Pay 3-month LIBOR, Receive 3.888% (i)(k) (Premiums Received $212,040)	$(140,940)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $126,385,078 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,242,685
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,859,859)

Net unrealized appreciation	$9,382,826

At December 31, 2013, the Fund had a short-term capital loss carryforward of $10,106,858 which expires on December 31, 2017. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of September 30, 2014 is disclosed.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swaptions.
(e)	Perpetual bond with no specified maturity date.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Treasury Inflation Protected Security (TIPS).
(h)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or swaptions.
(i)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

Over-the-counter interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

(j)	Counterparty is Goldman Sachs International.
(k)	Counterparty is Barclays PLC.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(m)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(n)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of Rule 144A holdings amounted to $12,458,386 or 9.2% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar
BRL	Brazilian Real

CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	12/04/2014	British Pound	67,000	$108,558	$2,415
Buy[2]	10/31/2014	Euro	198,000	250,131	(13,702)
Sell[2]	10/31/2014	Euro	198,000	250,131	15,876

Total					$4,589

[1]	Counterparty is Credit Suisse International.
[2]	Counterparty is Barclays Bank PLC.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund’s are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2014, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	12/19/2014	14	$1,930,688	$16,618

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks*	$68,702,477	$—	$—		$68,702,477
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	—	1,442,066	124,991	(a)	1,567,057
ABS Other	—	—	981,139	(a)	981,139
Airlines	—	908,088	1,360,939	(a)	2,269,027
Retailers	—	1,897,398	215,063	(a)	2,112,461
All Other Non-Convertible Bonds*	—	52,201,184	—		52,201,184

Total Non-Convertible Bonds	—	56,448,736	2,682,132		59,130,868

Convertible Bonds*	—	3,554,842	—		3,554,842
Municipals*	—	38,621	—		38,621

Total Bonds and Notes	—	60,042,199	2,682,132		62,724,331

Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	—	131,786	—		131,786
REITs - Mortgage	—	105,910	—		105,910
All Other Convertible Preferred Stocks*	750,161	—	—		750,161

Total Convertible Preferred Stocks	750,161	237,696	—		987,857

Non-Convertible Preferred Stocks*	982,008	—	—		982,008

Total Preferred Stocks	1,732,169	237,696	—		1,969,865

Senior Loan*	—	102,329	—		102,329
Purchased Swaptions*	—	261,459	—		261,459
Short-Term Investments	—	2,007,443	—		2,007,443

Total Investments	70,434,646	62,651,126	2,682,132		135,767,904

Forward Foreign Currency Contracts (unrealized appreciation)	—	18,291	—		18,291
Futures Contracts (unrealized appreciation)	16,618	—	—		16,618

Total	$70,451,264	$62,669,417	$2,682,132		$135,802,813

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Swaptions*	$—	$(140,940)	$—	$(140,940)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(13,702)	—	(13,702)

Total	$—	$(154,642)	$—	$(154,642)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $89,334 was transferred from Level 2 to Level 1 during the period ended September 30, 2014. At December 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available. At September 30, 2014, this security was valued at the closing bid quotation in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2013 and/or September 30, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2014
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$—	$124,991	$—	$—	$—	$124,991	$—
ABS Other	284,200	—	—	2,044	694,895	—	—	—	981,139	2,044
Airlines	1,487,108	52	962	14,717	—	(141,900)	—	—	1,360,939	20,496
Retailers	254,668	—	—	562	215,000	(499)	—	(254,668)	215,063	562

Total	$2,025,976	$52	$962	$17,323	$1,034,886	$(142,399)	$—	$(254,668)	$2,682,132	$23,102

A debt security valued at $254,668 was transferred from Level 3 to Level 2 during the period ended September 30, 2014. At December 31, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts and swaptions.

The Fund may use interest rate swaptions to gain exposure, such as to enter into a contract to benefit from a rise or fall in interest rates. During the period ended September 30, 2014, the Fund engaged in interest rate swaptions for this purpose.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended September 30, 2014, the Fund used futures contracts to manage duration and interest rate swaptions for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund as of September 30, 2014:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Total
Over-the-counter asset derivatives
Interest rate contracts	$261,459	$—	$—	$261,459
Foreign exchange contracts	—	18,291	—	18,291

Total over-the-counter asset derivatives	$261,459	$18,291	$—	$279,750

Exchange traded/cleared asset derivatives
Interest rate contracts	—	—	16,618	16,618

Total asset derivatives	$261,459	$18,291	$16,618	$296,368

Liabilities	Swaptions written at value	Unrealized depreciation on forward foreign currency contracts	Total
Over-the-counter liability derivatives
Interest rate contracts	$(140,940)	$—	$(140,940)
Foreign exchange contracts	—	(13,702)	(13,702)

Total over-the-counter liability derivatives	$(140,940)	$(13,702)	$(154,642)

[1]	Represents purchased swaptions, at value.
[2]	Represents cumulative unrealized appreciation (depreciation) on futures contracts.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of September 30, 2014, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$320,435	$165,793

Industry Summary at September 30, 2014 (Unaudited)

Treasuries	13.5%
Banking	4.5
Multi-Utilities	4.0
REITs - Apartments	4.0
REITs - Regional Malls	3.9
REITs - Office Property	3.9
Electric Utilities	3.7
REITs - Health Care	3.0
Aerospace & Defense	2.5
Finance Companies	2.4
REITs - Diversified	2.4
REITs - Shopping Centers	2.3
Pharmaceuticals	2.1
REITs - Storage	2.0
ABS Home Equity	2.0
Other Investments, less than 2% each	42.2
Short-Term Investments	1.5

Total Investments	99.9
Other assets less liabilities (including open written swaptions, forward foreign currency contracts and futures contracts)	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks – 96.9% of Net Assets
	Australia – 3.8%
4,043,268	AMP Ltd.	$19,285,330
1,157,853	Orica Ltd.	19,108,838

		38,394,168

	Canada – 0.4%
113,500	Thomson Reuters Corp.	4,134,827

	Cayman Islands – 0.7%
251,000	Melco Crown Entertainment Ltd., Sponsored ADR	6,598,790

	France – 15.5%
569,700	BNP Paribas S.A.	37,809,952
32,600	Christian Dior S.A.	5,461,282
341,658	Danone	22,879,438
127,300	Kering	25,666,200
100,400	LVMH Moet Hennessy Louis Vuitton S.A.	16,303,165
160,200	Pernod-Ricard S.A.	18,131,561
171,176	Publicis Groupe S.A.	11,730,416
291,500	Safran S.A.	18,899,020
13,600	Sanofi	1,537,760

		158,418,794

	Germany – 10.2%
201,300	Allianz SE, (Registered)	32,496,225
259,300	Bayerische Motoren Werke AG	27,712,495
427,600	Daimler AG, (Registered)	32,654,503
160,000	SAP SE	11,547,145

		104,410,368

	Ireland – 2.5%
1,621,931	Experian PLC	25,773,144

	Israel – 0.4%
65,700	Check Point Software Technologies Ltd.(b)	4,549,068

	Italy – 4.9%
54,900	Exor SpA	2,122,363
10,412,800	Intesa Sanpaolo SpA	31,433,390
2,735,500	Prada SpA	16,555,088

		50,110,841

	Japan – 12.6%
594,600	Canon, Inc.	19,345,850
3,695,000	Daiwa Securities Group, Inc.	29,303,841
957,100	Honda Motor Co. Ltd.	32,837,942
73,200	Meitec Corp.	2,175,828
294,400	Olympus Corp.(b)	10,557,396
49,900	Secom Co. Ltd.	2,972,763

Shares	Description	Value (†)
Common Stocks – continued
	Japan – continued
537,800	Toyota Motor Corp.	$31,643,690

		128,837,310

	Korea – 2.7%
25,000	Samsung Electronics Co. Ltd.	28,000,184

	Netherlands – 6.6%
42,554	Akzo Nobel NV	2,911,596
3,447,900	CNH Industrial NV	27,310,777
168,100	Heineken Holding NV	11,098,742
188,346	Koninklijke Ahold NV	3,046,621
707,424	Koninklijke Philips NV	22,495,935

		66,863,671

	Sweden – 4.2%
359,900	Atlas Copco AB, Series B	9,301,165
324,700	Hennes & Mauritz AB, Series B	13,426,335
847,200	SKF AB, Series B	17,637,262
61,700	Swedish Match AB	1,996,092

		42,360,854

	Switzerland – 16.5%
264,200	Adecco S.A., (Registered)	17,860,161
335,500	Cie Financiere Richemont S.A., (Registered)	27,424,145
1,911,958	Credit Suisse Group AG, (Registered)	52,895,571
1,210	Givaudan S.A., (Registered)	1,928,738
255,700	Holcim Ltd., (Registered)	18,602,603
174,800	Kuehne & Nagel International AG, (Registered)	22,025,401
230,100	Nestle S.A., (Registered)	16,910,274
16,700	Novartis AG, (Registered)	1,572,612
64,500	Schindler Holding AG	8,736,848

		167,956,353

	United Kingdom – 15.9%
1,045,400	Diageo PLC	30,151,555
51,900	G4S PLC	210,451
750,100	GlaxoSmithKline PLC	17,135,384
23,127,200	Lloyds Banking Group PLC(b)	28,771,796
1,313,200	Meggitt PLC	9,578,511
481,400	Schroders PLC	18,587,370
100	Schroders PLC, (Non Voting)	3,064
538,400	Smiths Group PLC	11,004,381
2,396,400	Tesco PLC	7,158,668
421,900	Willis Group Holdings PLC	17,466,660
157,496	Wolseley PLC	8,249,473
666,100	WPP PLC	13,344,323

		161,661,636

	Total Common Stocks (Identified Cost $1,041,506,877)	988,070,008

Principal Amount	Description	Value (†)
Short-Term Investments – 2.3%
$23,764,953	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $23,764,953 on 10/01/2014 collateralized by $22,215,000 U.S. Treasury Note, 3.625% due 8/15/2019 valued at $24,242,119 including accrued interest(c) (Identified Cost $23,764,953)	$23,764,953

	Total Investments – 99.2% (Identified Cost $1,065,271,830)(a)	1,011,834,961
	Other assets less liabilities – 0.8%	7,977,280

	Net Assets – 100.0%	$1,019,812,241

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2014, approximately 94% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized depreciation on investments based on a cost of $1,065,271,830 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,260,492
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(65,697,361)

Net unrealized depreciation	$(53,436,869)

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2014, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	6/17/2015	Australian Dollar	18,264,000	$15,701,295	$624,165
Sell	3/18/2015	Swedish Krona	92,571,000	12,824,775	963,311
Sell	12/17/2014	Swiss Franc	48,845,000	51,200,304	4,744,874

Total					$6,332,350

[1]	Counterparty is State Street Bank and Trust Company.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$38,394,168	$—	$38,394,168
France	—	158,418,794	—	158,418,794
Germany	—	104,410,368	—	104,410,368
Ireland	—	25,773,144	—	25,773,144
Italy	—	50,110,841	—	50,110,841
Japan	—	128,837,310	—	128,837,310
Korea	—	28,000,184	—	28,000,184
Netherlands	—	66,863,671	—	66,863,671
Sweden	—	42,360,854	—	42,360,854
Switzerland	—	167,956,353	—	167,956,353
United Kingdom	17,466,660	144,194,976	—	161,661,636
All Other Common Stocks*	15,282,685	—	—	15,282,685

Total Common Stocks	32,749,345	955,320,663	—	988,070,008

Short-Term Investments	—	23,764,953	—	23,764,953

Total Investments	32,749,345	979,085,616	—	1,011,834,961

Forward Foreign Currency Contracts (unrealized appreciation)	—	6,332,350	—	6,332,350

Total	$32,749,345	$985,417,966	$—	$1,018,167,311

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $14,810,131 was transferred from Level 1 to Level 2 during the period ended September 30, 2014. At December 31, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At September 30, 2014, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2014, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2014:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$6,332,350

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, to one net amount payable by either the Fund or the counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, each as of September 30, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 6,332,350	$ 6,332,350

Industry Summary at September 30, 2014 (Unaudited)

Automobiles	12.2%
Capital Markets	9.9
Banks	9.6
Textiles, Apparel & Luxury Goods	8.9
Insurance	6.8
Machinery	6.3
Beverages	5.9
Technology Hardware, Storage & Peripherals	4.6
Professional Services	4.4
Food Products	3.9
Industrial Conglomerates	3.3
Aerospace & Defense	2.9
Media	2.8
Chemicals	2.4
Marine	2.2
Pharmaceuticals	2.0
Other Investments, less than 2% each	8.8
Short-Term Investments	2.3

Total Investments	99.2
Other assets less liabilities (including forward foreign currency contracts)	0.8

Net Assets	100.0%

Currency Exposure Summary at September 30, 2014 (Unaudited)

Euro	35.6%
British Pound	16.7
Swiss Franc	16.5
Japanese Yen	12.6
United States Dollar	5.1
Swedish Krona	4.2
Australian Dollar	3.8
South Korean Won	2.7
Other, less than 2% each	2.0

Total Investments	99.2
Other assets less liabilities (including forward foreign currency contracts)	0.8

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks – 97.6% of Net Assets
	Air Freight & Logistics – 4.6%
235,470	Expeditors International of Washington, Inc.	$9,555,373
50,900	FedEx Corp.	8,217,805
40,898	United Parcel Service, Inc., Class B	4,019,864

		21,793,042

	Automobiles – 1.6%
231,700	General Motors Co.	7,400,498

	Banks – 6.4%
766,300	Bank of America Corp.	13,065,415
164,300	Citigroup, Inc.	8,514,026
145,000	JPMorgan Chase & Co.	8,734,800

		30,314,241

	Beverages – 6.1%
114,793	Coca-Cola Co. (The)	4,897,069
58,800	Diageo PLC, Sponsored ADR	6,785,520
145,327	Monster Beverage Corp.(b)	13,322,126
73,151	SABMiller PLC, Sponsored ADR	4,064,270

		29,068,985

	Biotechnology – 1.0%
32,835	Amgen, Inc.	4,612,004

	Capital Markets – 4.8%
150,800	Franklin Resources, Inc.	8,235,188
148,244	Greenhill & Co., Inc.	6,891,863
214,785	SEI Investments Co.	7,766,626

		22,893,677

	Communications Equipment – 5.8%
490,671	Cisco Systems, Inc.	12,350,189
202,857	QUALCOMM, Inc.	15,167,618

		27,517,807

	Consumer Finance – 2.2%
25,936	American Express Co.	2,270,437
99,700	Capital One Financial Corp.	8,137,514

		10,407,951

	Diversified Financial Services – 1.3%
129,106	MSCI, Inc.(b)	6,070,564

	Energy Equipment & Services – 3.0%
106,000	Halliburton Co.	6,838,060
74,897	Schlumberger Ltd.	7,616,276

		14,454,336

	Food Products – 2.6%
514,276	Danone, Sponsored ADR	6,891,298

Shares	Description	Value (†)
Common Stocks – continued
	Food Products – continued
130,500	Unilever PLC, Sponsored ADR	$5,467,950

		12,359,248

	Health Care Equipment & Supplies – 3.9%
124,000	Medtronic, Inc.	7,681,800
104,720	Varian Medical Systems, Inc.(b)	8,390,167
22,728	Zimmer Holdings, Inc.	2,285,300

		18,357,267

	Health Care Providers & Services – 1.6%
86,800	UnitedHealth Group, Inc.	7,486,500

	Hotels, Restaurants & Leisure – 0.9%
60,628	Yum! Brands, Inc.	4,364,003

	Household Products – 1.0%
56,612	Procter & Gamble Co. (The)	4,740,689

	Insurance – 4.8%
112,900	Aflac, Inc.	6,576,425
167,100	American International Group, Inc.	9,026,742
84,400	Aon PLC	7,399,348

		23,002,515

	Internet & Catalog Retail – 6.3%
61,523	Amazon.com, Inc.(b)	19,837,476
54,013	HomeAway, Inc.(b)	1,917,462
277,900	Liberty Interactive Corp., Class A(b)	7,925,708

		29,680,646

	Internet Software & Services – 8.5%
52,705	Alibaba Group Holding Ltd., Sponsored ADR(b)	4,682,839
159,435	Facebook, Inc., Class A(b)	12,601,743
24,017	Google, Inc., Class A(b)	14,131,843
9,617	Google, Inc., Class C(b)	5,552,471
58,701	Vistaprint NV(b)	3,216,228

		40,185,124

	IT Services – 5.0%
30,794	Automatic Data Processing, Inc.	2,558,366
106,000	MasterCard, Inc., Class A	7,835,520
61,954	Visa, Inc., Class A	13,219,125

		23,613,011

	Machinery – 1.3%
75,400	Illinois Tool Works, Inc.	6,365,268

	Media – 1.1%
78,900	Omnicom Group, Inc.	5,433,054

	Metals & Mining – 0.5%
30,309	Compass Minerals International, Inc.	2,554,443

	Oil, Gas & Consumable Fuels – 2.1%
105,900	Apache Corp.	9,940,833

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 4.0%
41,967	Merck & Co., Inc.	$2,487,804
70,818	Novartis AG, ADR	6,666,098
100,297	Novo Nordisk AS, Sponsored ADR	4,776,143
92,300	Sanofi, ADR	5,208,489

		19,138,534

	Semiconductors & Semiconductor Equipment – 3.8%
8,062	Altera Corp.	288,458
15,057	Analog Devices, Inc.	745,171
155,918	ARM Holdings PLC, Sponsored ADR	6,812,057
260,800	Intel Corp.	9,081,056
22,245	Linear Technology Corp.	987,456

		17,914,198

	Software – 9.1%
136,492	Autodesk, Inc.(b)	7,520,709
49,447	FactSet Research Systems, Inc.	6,009,294
250,135	Microsoft Corp.	11,596,259
478,765	Oracle Corp.	18,327,124

		43,453,386

	Specialty Retail – 2.5%
93,400	Home Depot, Inc. (The)	8,568,516
65,812	Lowe’s Cos., Inc.	3,482,771

		12,051,287

	Technology Hardware, Storage & Peripherals – 1.8%
84,700	Apple, Inc.	8,533,525

	Total Common Stocks (Identified Cost $407,014,617)	463,706,636

Principal Amount
Short-Term Investments – 2.8%
$13,409,150	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $13,409,150 on 10/01/2014 collateralized by $4,690,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $4,707,588; $9,030,000 U.S. Treasury Note, 1.500% due 5/31/2019 valued at $8,973,563 including accrued interest(c) (Identified Cost $13,409,150)	13,409,150

	Total Investments – 100.4% (Identified Cost $420,423,767)(a)	477,115,786
	Other assets less liabilities – (0.4)%	(1,879,788)

	Net Assets – 100.0%	$475,235,998

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $420,423,767 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$60,757,032
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,065,013)

Net unrealized appreciation	$56,692,019

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$463,706,636	$—	$—	$463,706,636
Short-Term Investments	—	13,409,150	—	13,409,150

Total	$463,706,636	$13,409,150	$—	$477,115,786

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2014 (Unaudited)

Software	9.1%
Internet Software & Services	8.5
Banks	6.4
Internet & Catalog Retail	6.3
Beverages	6.1
Communications Equipment	5.8
IT Services	5.0
Insurance	4.8
Capital Markets	4.8
Air Freight & Logistics	4.6
Pharmaceuticals	4.0
Health Care Equipment & Supplies	3.9
Semiconductors & Semiconductor Equipment	3.8
Energy Equipment & Services	3.0
Food Products	2.6
Specialty Retail	2.5
Consumer Finance	2.2
Oil, Gas & Consumable Fuels	2.1
Other Investments, less than 2% each	12.1
Short-Term Investments	2.8

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2014 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets
	Aerospace & Defense – 1.8%
53,350	Esterline Technologies Corp.(b)	$5,936,255

	Banks – 9.0%
152,275	Capital Bank Financial Corp., Class A(b)	3,636,327
419,055	FirstMerit Corp.	7,375,368
95,200	Prosperity Bancshares, Inc.	5,442,584
203,825	Union Bankshares Corp.	4,708,357
266,350	Webster Financial Corp.	7,761,439

		28,924,075

	Building Products – 0.9%
38,925	Lennox International, Inc.	2,992,165

	Capital Markets – 2.5%
117,225	LPL Financial Holdings, Inc.	5,398,211
169,925	TCP Capital Corp.	2,730,695

		8,128,906

	Chemicals – 1.5%
187,150	Taminco Corp.(b)	4,884,615

	Commercial Services & Supplies – 2.3%
260,500	KAR Auction Services, Inc.	7,458,115

	Communications Equipment – 1.6%
221,225	CommScope Holding Co., Inc.(b)	5,289,490

	Consumer Finance – 1.7%
96,325	First Cash Financial Services, Inc.(b)	5,392,274

	Containers & Packaging – 3.7%
533,375	Graphic Packaging Holding Co.(b)	6,629,851
114,925	Silgan Holdings, Inc.	5,401,475

		12,031,326

	Diversified Consumer Services – 1.2%
161,825	ServiceMaster Global Holdings, Inc.(b)	3,916,165

	Electrical Equipment – 0.9%
124,875	Thermon Group Holdings, Inc.(b)	3,049,448

	Electronic Equipment, Instruments & Components – 1.4%
53,400	Littelfuse, Inc.	4,548,612

	Energy Equipment & Services – 2.0%
215,300	Forum Energy Technologies, Inc.(b)	6,590,333

	Health Care Equipment & Supplies – 7.6%
147,375	Alere, Inc.(b)	5,715,202
128,900	Haemonetics Corp.(b)	4,501,188
118,125	Integra LifeSciences Holdings Corp.(b)	5,863,725
173,875	Merit Medical Systems, Inc.(b)	2,065,635

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
59,975	Teleflex, Inc.	$6,299,774

		24,445,524

	Health Care Providers & Services – 3.7%
151,775	Amsurg Corp.(b)	7,596,338
63,525	LifePoint Hospitals, Inc.(b)	4,395,295

		11,991,633

	Health Care Technology – 0.8%
118,175	MedAssets, Inc.(b)	2,448,586

	Hotels, Restaurants & Leisure – 2.2%
144,000	Bloomin’ Brands, Inc.(b)	2,640,960
64,525	Jack in the Box, Inc.	4,399,960

		7,040,920

	Household Durables – 0.7%
70,225	Ryland Group, Inc. (The)	2,334,279

	Insurance – 7.7%
147,800	American Equity Investment Life Holding Co.	3,381,664
111,450	Aspen Insurance Holdings Ltd.	4,766,716
286,900	CNO Financial Group, Inc.	4,865,824
151,237	HCC Insurance Holdings, Inc.	7,303,235
72,075	Platinum Underwriters Holdings Ltd.	4,387,205

		24,704,644

	Internet & Catalog Retail – 1.6%
83,050	HSN, Inc.	5,096,779

	IT Services – 5.4%
179,300	Broadridge Financial Solutions, Inc.	7,464,259
59,650	CACI International, Inc., Class A(b)	4,251,255
151,675	iGATE Corp.(b)	5,569,506

		17,285,020

	Machinery – 7.3%
93,425	Barnes Group, Inc.	2,835,449
176,275	Hillenbrand, Inc.	5,445,135
90,175	Kennametal, Inc.	3,725,129
204,975	Rexnord Corp.(b)	5,831,538
37,550	Standex International Corp.	2,783,957
223,725	Wabash National Corp.(b)	2,980,017

		23,601,225

	Metals & Mining – 2.0%
103,725	Globe Specialty Metals, Inc.	1,886,758
67,500	Reliance Steel & Aluminum Co.	4,617,000

		6,503,758

	Oil, Gas & Consumable Fuels – 3.4%
92,950	Bonanza Creek Energy, Inc.(b)	5,288,855
135,264	Oasis Petroleum, Inc.(b)	5,655,388

		10,944,243

Shares	Description	Value (†)
Common Stocks – continued
	Paper & Forest Products – 0.9%
102,200	KapStone Paper and Packaging Corp.(b)	$2,858,534

	Pharmaceuticals – 1.0%
70,775	Lannett Co., Inc.(b)	3,233,002

	Professional Services – 2.8%
50,475	Dun & Bradstreet Corp. (The)	5,929,298
101,300	ICF International, Inc.(b)	3,119,027

		9,048,325

	REITs - Hotels – 1.4%
708,125	Hersha Hospitality Trust	4,510,756

	Road & Rail – 1.7%
76,000	Celadon Group, Inc.	1,478,200
82,600	Con-way, Inc.	3,923,500

		5,401,700

	Software – 6.8%
70,825	BroadSoft, Inc.(b)	1,490,158
83,325	CommVault Systems, Inc.(b)	4,199,580
63,625	Ellie Mae, Inc.(b)	2,074,175
128,725	SS&C Technologies Holdings, Inc.(b)	5,649,740
150,950	Verint Systems, Inc.(b)	8,394,330

		21,807,983

	Specialty Retail – 4.3%
148,525	GNC Holdings, Inc., Class A	5,753,858
42,700	Group 1 Automotive, Inc.	3,104,717
109,400	Men’s Wearhouse, Inc. (The)	5,165,868

		14,024,443

	Textiles, Apparel & Luxury Goods – 2.8%
148,350	Steven Madden Ltd.(b)	4,781,320
174,775	Wolverine World Wide, Inc.	4,379,862

		9,161,182

	Trading Companies & Distributors – 2.4%
32,000	DXP Enterprises, Inc.(b)	2,357,760
66,825	WESCO International, Inc.(b)	5,229,725

		7,587,485

	Total Common Stocks (Identified Cost $261,834,679)	313,171,800

Principal Amount
Short-Term Investments – 2.7%
$8,637,408	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2014 at 0.000% to be repurchased at $8,637,408 on 10/01/2014 collateralized by $8,780,000 U.S. Treasury Note, 1.625% due 4/30/2019 valued at $8,812,925 including accrued interest(c) (Identified Cost $8,637,408)	8,637,408

Total Investments – 99.7% (Identified Cost $270,472,087)(a)	321,809,208
Other assets less liabilities – 0.3%	988,047

Net Assets – 100.0%	$322,797,255

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2014, the net unrealized appreciation on investments based on a cost of $270,472,087 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$54,585,992
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,248,871)

Net unrealized appreciation	$51,337,121

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$313,171,800	$—	$—	$313,171,800
Short-Term Investments	—	8,637,408	—	8,637,408

Total	$313,171,800	$8,637,408	$—	$321,809,208

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2014, there were no transfers among Levels 1, 2 and 3.

Industry Summary at September 30, 2014 (Unaudited)

Banks	9.0%
Insurance	7.7
Health Care Equipment & Supplies	7.6
Machinery	7.3
Software	6.8
IT Services	5.4
Specialty Retail	4.3
Containers & Packaging	3.7
Health Care Providers & Services	3.7
Oil, Gas & Consumable Fuels	3.4
Textiles, Apparel & Luxury Goods	2.8
Professional Services	2.8
Capital Markets	2.5
Trading Companies & Distributors	2.4
Commercial Services & Supplies	2.3
Hotels, Restaurants & Leisure	2.2
Energy Equipment & Services	2.0
Metals & Mining	2.0
Other Investments, less than 2% each	19.1
Short-Term Investments	2.7

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 21, 2014

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 21, 2014